ACQUISITION OF BUSINESS - Narrative (Details) - American National - USD ($) $ / shares in Units, $ in Millions		13 Months Ended
	May 25, 2022	Jun. 30, 2023
Business Acquisition [Line Items]
Voting interests acquired	100.00%
Share price (in dollars per share)	$ 190
Contributed revenues		$ 223
Contributed net profit		$ 16
Consideration transferred	$ 5,100
Adjustment to property and equipment	37
Adjustment to value of business acquired	16
Increase in goodwill	19
Decrease to future policy benefits	29
Adjustment to other liabilities	$ 5